SUPPLEMENTARY DATA ON SELECTED STATEMENTS OF INCOME	12 Months Ended
Dec. 31, 2013
SUPPLEMENTARY DATA ON SELECTED STATEMENTS OF INCOME [Abstract]
SUPPLEMENTARY DATA ON SELECTED STATEMENTS OF INCOME
NOTE 12:-        SUPPLEMENTARY DATA ON SELECTED STATEMENTS OF OPERATIONS

a.	Financial income (expenses), net:

	Year ended December 31,
	2013	2012	2011
Financial income:
Foreign currency translation adjustments	$10	$-	$43
Realized gain on marketable securities	326	689	28
Interest income and amortization/accretion of premium/discount on marketable securities	5	7	38
Dividend on equity marketable securities	160	216	260

	501	912	369
Financial expenses:
Other than temporary impairment of marketable securities	-	-	(336)
Bank charges	(28)	(33)	(45)
Foreign currency translation adjustments	-	(23)	-

	(28)	(56)	(381)

	$473	$856	$(12)

b.	Allowance for doubtful accounts:

The balance of the allowance for doubtful accounts for the years ended December 31, 2013, 2012 and 2011, was $ 0.

There was no change in the allowance for doubtful accounts for the years ended December 31, 2013 and 2012. The reduction in the allowance for doubtful accounts for the year ended 2011 was $ 3.